Quarterly Holdings Report
for
Fidelity® SAI Japan Stock Index Fund
July 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
JSI-NPRT3-0925
1.9901437.104
Common Stocks - 99.8%
	Shares	Value ($)
JAPAN - 99.8%
Communication Services - 8.4%
Diversified Telecommunication Services - 0.8%
NTT Inc	5,291,800	5,343,986
Entertainment - 3.2%
Capcom Co Ltd	61,100	1,555,345
Konami Group Corp	17,700	2,402,931
Nexon Co Ltd	58,100	1,063,116
Nintendo Co Ltd	194,900	16,289,538
Toho Co Ltd/Tokyo	19,700	1,242,937
		22,553,867
Interactive Media & Services - 0.3%
LY Corp	503,100	1,838,914
Media - 0.0%
Dentsu Group Inc	35,100	692,192
Wireless Telecommunication Services - 4.1%
KDDI Corp	541,900	8,893,455
SoftBank Corp	5,057,900	7,307,842
SoftBank Group Corp	168,700	12,881,756
		29,083,053
TOTAL COMMUNICATION SERVICES		59,512,012

Consumer Discretionary - 17.1%
Automobile Components - 1.9%
Aisin Corp	92,100	1,272,824
Bridgestone Corp	101,500	4,105,695
Denso Corp	336,000	4,558,655
Sumitomo Electric Industries Ltd	126,100	3,129,134
		13,066,308
Automobiles - 6.5%
Honda Motor Co Ltd	745,700	7,720,161
Isuzu Motors Ltd	94,300	1,208,550
Nissan Motor Co Ltd (b)	394,100	835,611
Subaru Corp	103,400	1,902,128
Suzuki Motor Corp	277,300	3,046,854
Toyota Motor Corp	1,673,000	29,758,670
Yamaha Motor Co Ltd	162,900	1,178,228
		45,650,202
Broadline Retail - 0.5%
Pan Pacific International Holdings Corp	67,000	2,241,570
Rakuten Group Inc (b)	266,100	1,346,391
		3,587,961
Hotels, Restaurants & Leisure - 0.7%
Oriental Land Co Ltd/Japan	190,300	3,918,376
Zensho Holdings Co Ltd	17,000	894,599
		4,812,975
Household Durables - 4.6%
Panasonic Holdings Corp	414,300	3,918,996
Sekisui House Ltd	104,600	2,194,176
Sony Group Corp	1,085,900	26,119,497
		32,232,669
Leisure Products - 0.7%
Bandai Namco Holdings Inc	105,900	3,424,481
Shimano Inc	13,300	1,454,966
		4,879,447
Specialty Retail - 1.9%
Fast Retailing Co Ltd	33,700	10,279,502
Nitori Holdings Co Ltd	14,100	1,194,084
Sanrio Co Ltd	31,600	1,296,617
ZOZO Inc	71,300	705,825
		13,476,028
Textiles, Apparel & Luxury Goods - 0.3%
Asics Corp	116,640	2,742,124
TOTAL CONSUMER DISCRETIONARY		120,447,714

Consumer Staples - 5.2%
Beverages - 0.8%
Asahi Group Holdings Ltd	257,800	3,270,471
Kirin Holdings Co Ltd	135,800	1,789,528
Suntory Beverage & Food Ltd	24,400	736,776
		5,796,775
Consumer Staples Distribution & Retail - 1.6%
Aeon Co Ltd	132,000	4,216,457
Kobe Bussan Co Ltd	26,400	703,014
MatsukiyoCocokara & Co	58,500	1,201,279
Seven & i Holdings Co Ltd	391,500	5,161,222
		11,281,972
Food Products - 1.1%
Ajinomoto Co Inc	161,000	4,259,487
Kikkoman Corp	119,000	1,045,411
MEIJI Holdings Co Ltd	41,800	845,237
Nissin Foods Holdings Co Ltd	34,300	650,606
Yakult Honsha Co Ltd	44,700	719,113
		7,519,854
Household Products - 0.1%
Unicharm Corp	195,500	1,352,302
Personal Care Products - 0.7%
Kao Corp	83,000	3,734,708
Shiseido Co Ltd	70,500	1,146,015
		4,880,723
Tobacco - 0.9%
Japan Tobacco Inc	212,200	6,060,353
TOTAL CONSUMER STAPLES		36,891,979

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
ENEOS Holdings Inc	481,500	2,527,218
Idemitsu Kosan Co Ltd	144,100	926,364
Inpex Corp	155,200	2,209,855
		5,663,437
Financials - 16.5%
Banks - 9.8%
Chiba Bank Ltd/The	99,000	922,750
Concordia Financial Group Ltd	181,600	1,204,232
Japan Post Bank Co Ltd	321,571	3,589,149
Mitsubishi UFJ Financial Group Inc	2,023,200	27,885,298
Mizuho Financial Group Inc	421,400	12,360,362
Resona Holdings Inc	366,300	3,334,797
Sumitomo Mitsui Financial Group Inc	650,900	16,420,002
Sumitomo Mitsui Trust Group Inc	114,800	3,009,455
		68,726,045
Capital Markets - 1.2%
Daiwa Securities Group Inc	233,300	1,624,201
Japan Exchange Group Inc	174,200	1,702,349
Nomura Holdings Inc	536,400	3,543,619
SBI Holdings Inc	49,500	1,838,819
		8,708,988
Financial Services - 0.8%
Mitsubishi HC Capital Inc	154,300	1,140,528
ORIX Corp	206,500	4,638,619
		5,779,147
Insurance - 4.7%
Dai-ichi Life Holdings Inc	624,000	4,937,202
Japan Post Holdings Co Ltd	312,900	2,897,664
Japan Post Insurance Co Ltd	33,400	855,194
Ms&Ad Insurance Group Holdings Inc	228,100	4,873,603
Sompo Holdings Inc	158,200	4,664,852
T&D Holdings Inc	86,000	2,100,011
Tokio Marine Holdings Inc	324,000	13,009,548
		33,338,074
TOTAL FINANCIALS		116,552,254

Health Care - 7.0%
Health Care Equipment & Supplies - 2.2%
Hoya Corp	61,100	7,708,547
Olympus Corp	200,800	2,398,968
Sysmex Corp	88,500	1,437,758
Terumo Corp	234,600	3,978,175
		15,523,448
Health Care Technology - 0.1%
M3 Inc	77,900	958,077
Pharmaceuticals - 4.7%
Astellas Pharma Inc	323,700	3,356,323
Chugai Pharmaceutical Co Ltd	118,700	5,690,116
Daiichi Sankyo Co Ltd	303,300	7,440,534
Eisai Co Ltd	46,200	1,295,697
Kyowa Kirin Co Ltd	41,600	710,096
Ono Pharmaceutical Co Ltd	65,700	734,708
Otsuka Holdings Co Ltd	77,800	3,704,035
Shionogi & Co Ltd	132,800	2,220,990
Takeda Pharmaceutical Co Ltd	280,800	7,713,518
		32,866,017
TOTAL HEALTH CARE		49,347,542

Industrials - 25.0%
Air Freight & Logistics - 0.1%
SG Holdings Co Ltd	55,800	619,068
Building Products - 1.0%
Agc Inc	34,300	1,032,247
Daikin Industries Ltd	46,700	5,742,038
		6,774,285
Commercial Services & Supplies - 0.7%
Dai Nippon Printing Co Ltd	69,000	1,062,564
Secom Co Ltd	75,400	2,707,859
TOPPAN Holdings Inc	41,900	1,129,131
		4,899,554
Construction & Engineering - 0.7%
Kajima Corp	74,400	1,863,769
Obayashi Corp	114,200	1,681,625
Taisei Corp	27,400	1,638,352
		5,183,746
Electrical Equipment - 2.1%
Fuji Electric Co Ltd	23,600	1,173,350
Fujikura Ltd	44,400	3,013,980
Mitsubishi Electric Corp	335,800	7,552,896
NIDEC CORP	147,300	2,826,140
		14,566,366
Ground Transportation - 1.6%
Central Japan Railway Co	138,300	3,224,075
East Japan Railway Co	162,400	3,480,911
Hankyu Hanshin Holdings Inc	39,700	1,034,648
Tokyo Metro Co Ltd	50,600	545,232
Tokyu Corp	87,700	987,214
West Japan Railway Co	78,300	1,714,319
		10,986,399
Industrial Conglomerates - 3.8%
Hikari Tsushin Inc	3,100	833,462
Hitachi Ltd	808,700	24,746,748
Sekisui Chemical Co Ltd	66,200	1,148,248
		26,728,458
Machinery - 5.6%
Daifuku Co Ltd	56,800	1,437,961
FANUC Corp	168,000	4,676,610
Hoshizaki Corp	19,100	654,036
IHI Corp	25,900	2,884,141
Komatsu Ltd	160,100	5,158,086
Kubota Corp	171,800	1,926,608
Makita Corp	41,900	1,297,146
MINEBEA MITSUMI Inc	63,700	1,002,535
Mitsubishi Heavy Industries Ltd	565,900	13,511,653
SMC Corp	10,200	3,549,330
Toyota Industries Corp	28,700	3,068,967
		39,167,073
Marine Transportation - 0.8%
Kawasaki Kisen Kaisha Ltd	62,200	878,693
Mitsui OSK Lines Ltd	60,800	2,043,629
Nippon Yusen KK	77,200	2,707,388
		5,629,710
Passenger Airlines - 0.1%
ANA Holdings Inc	27,800	515,484
Japan Airlines Co Ltd	25,100	498,423
		1,013,907
Professional Services - 2.1%
Recruit Holdings Co Ltd	248,500	14,743,795
Trading Companies & Distributors - 6.4%
ITOCHU Corp	209,600	10,994,069
Marubeni Corp	250,300	5,124,580
Mitsubishi Corp	602,700	11,887,289
Mitsui & Co Ltd	435,200	8,859,211
MonotaRO Co Ltd	44,200	787,065
Sumitomo Corp	193,300	4,940,705
Toyota Tsusho Corp	112,100	2,569,146
		45,162,065
TOTAL INDUSTRIALS		175,474,426

Information Technology - 13.1%
Electronic Equipment, Instruments & Components - 3.8%
Keyence Corp	34,300	12,407,389
Kyocera Corp	225,700	2,664,247
Murata Manufacturing Co Ltd	296,500	4,413,131
Omron Corp	30,800	793,863
Shimadzu Corp	41,500	918,673
TDK Corp	346,200	4,217,734
Yokogawa Electric Corp	40,100	1,068,829
		26,483,866
IT Services - 3.1%
Fujitsu Ltd	311,200	6,779,155
NEC Corp	217,200	6,237,091
Nomura Research Institute Ltd	66,600	2,635,392
NTT Data Group Corp	49,400	1,288,252
Obic Co Ltd	57,000	2,029,347
Otsuka Corp	40,100	759,782
SCSK Corp	27,700	861,883
TIS Inc	37,500	1,196,322
		21,787,224
Semiconductors & Semiconductor Equipment - 4.6%
Advantest Corp	135,300	8,997,334
Disco Corp	16,400	4,846,638
Lasertec Corp	14,100	1,420,557
Renesas Electronics Corp	299,600	3,644,054
SCREEN Holdings Co Ltd	14,200	1,107,741
Tokyo Electron Ltd	79,000	12,559,329
		32,575,653
Software - 0.2%
Oracle Corp Japan	6,800	735,382
Trend Micro Inc/Japan	22,400	1,365,918
		2,101,300
Technology Hardware, Storage & Peripherals - 1.4%
Canon Inc	165,700	4,706,318
FUJIFILM Holdings Corp	197,100	4,088,294
Ricoh Co Ltd	95,100	833,883
		9,628,495
TOTAL INFORMATION TECHNOLOGY		92,576,538

Materials - 3.4%
Chemicals - 2.6%
Asahi Kasei Corp	215,100	1,496,614
Mitsubishi Chemical Group Corp	237,400	1,293,064
Nippon Paint Holdings Co Ltd	167,000	1,415,750
Nippon Sanso Holdings Corp	30,500	1,079,503
Nitto Denko Corp	124,600	2,578,461
Shin-Etsu Chemical Co Ltd	317,900	9,148,183
Toray Industries Inc	244,300	1,670,978
		18,682,553
Metals & Mining - 0.8%
JFE Holdings Inc	100,800	1,166,565
Nippon Steel Corp	172,700	3,325,860
Sumitomo Metal Mining Co Ltd	43,300	952,396
		5,444,821
TOTAL MATERIALS		24,127,374

Real Estate - 2.3%
Office REITs - 0.2%
Nippon Building Fund Inc	1,341	1,230,137
Real Estate Management & Development - 2.1%
Daito Trust Construction Co Ltd	10,300	1,054,491
Daiwa House Industry Co Ltd	100,000	3,306,093
Hulic Co Ltd	80,200	764,924
Mitsubishi Estate Co Ltd	189,600	3,549,772
Mitsui Fudosan Co Ltd	469,400	4,195,638
Sumitomo Realty & Development Co Ltd	54,300	1,983,534
		14,854,452
TOTAL REAL ESTATE		16,084,589

Utilities - 1.0%
Electric Utilities - 0.5%
Chubu Electric Power Co Inc	112,800	1,379,628
Kansai Electric Power Co Inc/The	166,900	2,003,875
		3,383,503
Gas Utilities - 0.5%
Osaka Gas Co Ltd	64,000	1,619,286
Tokyo Gas Co Ltd	58,300	1,952,386
		3,571,672
TOTAL UTILITIES		6,955,175

TOTAL JAPAN		703,633,040
TOTAL COMMON STOCKS (Cost $590,733,926)		703,633,040

U.S. Treasury Obligations - 0.1%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (d) (Cost $441,963)	4.25	443,000	441,943

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $150,794)	4.33	150,764	150,794

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $591,326,683)	704,225,777
NET OTHER ASSETS (LIABILITIES) - 0.1%	938,242
NET ASSETS - 100.0%	705,164,019

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Nikkei 225 Index Contracts (United States)	11	Sep 2025	1,486,787	105,511	105,511

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $122,707.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	208,226	4,255,383	4,312,815	5,892	-	-	150,794	150,764	0.0%
Fidelity Securities Lending Cash Central Fund	1,669,550	10,042,674	11,712,224	8,525	-	-	-	-	0.0%
Total	1,877,776	14,298,057	16,025,039	14,417	-	-	150,794

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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